FAIR VALUE DISCLOSURES (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
FAIR VALUE DISCLOSURES [Abstract]
Assets and liabilities measured at fair value

Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:

		Fair Value Measurements Using
	Fair Value Measure-ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
September 30, 2017:
Measured at Fair Value on a Recurring Basis
Assets
Trading securities	$347	$347	$—	$—
Securities available for sale
U.S. agency	26,626	—	26,626	—
U.S. agency residential mortgage-backed	136,109	—	136,109	—
U.S. agency commercial mortgage-backed	10,736	—	10,736	—
Private label mortgage-backed	26,990	—	26,990	—
Other asset backed	108,339	—	108,339	—
Obligations of states and political subdivisions	177,176	—	177,176	—
Corporate	58,000	—	58,000	—
Trust preferred	2,800	—	2,800	—
Foreign government	2,089	—	2,089	—
Loans held for sale	47,611	—	47,611	—
Capitalized mortgage loan servicing rights	14,675	—	—	14,675
Derivatives(1)	1,973	—	1,973	—
Liabilities
Derivatives(2)	1,073	—	1,073	—

Measured at Fair Value on a Non-recurring basis:
Assets
Impaired loans(3)
Commercial
Income producing - real estate	185	—	—	185
Land, land development & construction-real estate	11	—	—	11
Commercial and industrial	878	—	—	878
Mortgage 1-4 family	509	—	—	509
Resort lending	207	—	—	207
Other real estate(4)
Mortgage 1-4 family	44	—	—	44
Resort lending	5	—	—	5
(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes impaired loans with specific loss allocations based on collateral value.
(4)	Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measure-ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
December 31, 2016:
Measured at Fair Value on a Recurring Basis
Assets
Trading securities	$410	$410	$—	$—
Securities available for sale
U.S. agency	28,988	—	28,988	—
U.S. agency residential mortgage-backed	156,289	—	156,289	—
U.S. agency commercial mortgage-backed	12,632	—	12,632	—
Private label mortgage-backed	34,727	—	34,727	—
Other asset backed	146,709	—	146,709	—
Obligations of states and political subdivisions	170,899	—	170,899	—
Corporate	56,180	—	56,180	—
Trust preferred	2,579	—	2,579	—
Foreign government	1,613	—	1,613	—
Loans held for sale	35,946	—	35,946	—
Derivatives(1)	2,251	—	2,251	—
Liabilities
Derivatives(2)	975	—	975	—

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights(3)	8,163	—	—	8,163
Impaired loans(4)
Commercial
Income producing - real estate	255	—	—	255
Land, land development & construction-real estate	54	—	—	54
Commercial and industrial	1,342	—	—	1,342
Mortgage 1-4 family	361	—	—	361
Other real estate(5)
Commercial
Income producing - real estate(6)	2,863	—	2,863	—
Land, land development & construction-real estate	176	—	—	176
Mortgage 1-4 family	98	—	—	98
Resort lending	133	—	—	133
(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.
(6)	Level 2 valuation is based on a signed purchase agreement.

Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:

		Fair Value Measurements Using
	Fair Value Measure-ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
December 31, 2016:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$410	$410	$—	$—
Securities available for sale
U.S. agency	28,988	—	28,988	—
U.S. agency residential mortgage-backed	156,289	—	156,289	—
U.S. agency commercial mortgage-backed	12,632	—	12,632	—
Private label mortgage-backed	34,727	—	34,727	—
Other asset backed	146,709	—	146,709	—
Obligations of states and political subdivisions	170,899	—	170,899	—
Corporate	56,180	—	56,180	—
Trust preferred	2,579	—	2,579	—
Foreign government	1,613	—	1,613	—
Loans held for sale	35,946	—	35,946	—
Derivatives(1)	2,251	—	2,251	—
Liabilities
Derivatives(2)	975	—	975	—

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights(3)	8,163	—	—	8,163
Impaired loans(4)
Commercial
Income producing - real estate	255	—	—	255
Land, land development & construction-real estate	54	—	—	54
Commercial and industrial	1,342	—	—	1,342
Mortgage
1-4 family	361	—	—	361
Other real estate(5)
Commercial
Income producing - real estate(6)	2,863	—	2,863	—
Land, land development & construction-real estate	176	—	—	176
Mortgage
1-4 family	98	—	—	98
Resort lending	133	—	—	133
(1)	Included in accrued income and other assets.
(2)	Included in accrued expenses and other liabilities.
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.
(6)	Level 2 valuation is based on a signed purchase agreement.

		Fair Value Measurements Using
	Fair Value Measure-ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
December 31, 2015:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$148	$148	$—	$—
Securities available for sale
U.S. agency	47,512	—	47,512	—
U.S. agency residential mortgage-backed	196,056	—	196,056	—
U.S. agency commercial mortgage-backed	34,028	—	34,028	—
Private label mortgage-backed	4,903	—	4,903	—
Other asset backed	116,904	—	116,904	—
Obligations of states and political subdivisions	144,984	—	144,984	—
Corporate	38,614	—	38,614	—
Trust preferred	2,483	—	2,483	—
Loans held for sale	27,866	—	27,866	—
Derivatives(1)	1,238	—	1,238	—
Liabilities
Derivatives(2)	619	—	619	—

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights(3)	8,481	—	—	8,481
Impaired loans(4)
Commercial
Income producing - real estate	711	—	—	711
Land, land development & construction-real estate	40	—	—	40
Commercial and industrial	1,257	—	—	1,257
Mortgage
1-4 family	421	—	—	421
Resort lending	129	—	—	129
Other real estate(5)
Commercial
Land, land development & construction-real estate	639	—	—	639
Commercial and industrial	165	—	—	165
Mortgage
1-4 family	26	—	—	26
Resort lending	107	—	—	107
Home equity - 1st lien	14	—	—	14
Installment
Home equity - 1st lien	36	—	—	36
(1)	Included in accrued income and other assets.
(2)	Included in accrued expenses and other liabilities.
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

Changes in fair value for financial assets

Changes in fair values for financial assets which we have elected the fair value option for the periods presented were as follows:

	Changes in Fair Values for the Nine-Month Periods Ended September 30 for Items Measured at Fair Value Pursuant to Election of the Fair Value Option
	2017				2016
	Net Gains (Losses) on Assets		Mortgage Loan Servicing, net	Total Change in Fair Values Included in Current Period Earnings	Net Gains (Losses) on Assets		Total Change in Fair Values Included in Current Period Earnings
	Securities	Mortgage Loans			Securities	Mortgage Loans
	(In thousands)
Trading securities	$(63)	$—	$—	$(63)	$4	$—	$4
Loans held for sale	—	713	—	713	—	612	612
Capitalized mortgage loan servicing rights	—	—	(2,585)	(2,585)	—	—	—

Changes in fair values of financial assets for which we have elected the fair value option for the years ended December 31 were as follows:

	Net Gains (Losses) on Assets		Total Change in Fair Values Included in Current Period Earnings
	Securities	Loans
	(In thousands)
2016
Trading securities	$262	$—	$262
Loans held for sale	—	(277)	(277)

2015
Trading securities	$(55)	$—	$(55)
Loans held for sale	—	90	90

2014
Trading securities	$(295)	$—	$(295)
Loans held for sale	—	258	258

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis
Quantitative information about our Level 3 fair value measurements measured on a recurring basis follows:
	Asset Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average
	(In thousands)
September 30, 2017
Capitalized mortgage loan servicing rights	$14,675	Present value of net servicing revenue	Discount rate	10.10%
			Cost to service	$81
			Ancillary income	23
			Float rate	2.00%

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average
	(In thousands)
September 30, 2017
Impaired loans
Commercial	$1,074	Sales comparison approach	Adjustment for differences between comparable sales	(2.3)%
Mortgage	716	Sales comparison approach	Adjustment for differences between comparable sales	0.3
Other real estate
Mortgage	49	Sales comparison approach	Adjustment for differences between comparable sales	5.8
December 31, 2016
Capitalized mortgage loan servicing rights		Present value of net servicing revenue	Discount rate	10.07%
	$8,163		Cost to service	$83
			Ancillary income	24
			Float rate	1.97%
Impaired loans
Commercial(1)	1,446	Sales comparison approach	Adjustment for differences between comparable sales	(1.5)%
Mortgage	361	Sales comparison approach	Adjustment for differences between comparable sales	(4.7)
Other real estate
Commercial	176	Sales comparison approach	Adjustment for differences between comparable sales	(22.5)
Mortgage	231	Sales comparison approach	Adjustment for differences between comparable sales	(5.1)
(1)	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2016, we had an impaired collateral dependent commercial relationship that totaled $0.2 million that was primarily secured by collateral other than real estate. Collateral securing this relationship primarily included machinery and equipment and inventory. Valuation techniques included appraisals and discounting restructuring firm valuations based on estimates of value recovery of each particular asset type. Discount rates used ranged from 0% to 100% of stated values.

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average
	(In thousands)
2016
Capitalized mortgage loan servicing rights	$8,163	Present value of net	Discount rate	10.07%
		servicing revenue	Cost to service	$83
			Ancillary income	24
			Float rate	1.97%
Impaired loans
Commercial(1)	1,446	Sales comparison	Adjustment for differences
		approach	between comparable sales	(1.5)%
Mortgage	361	Sales comparison	Adjustment for differences
		approach	between comparable sales	(4.7)
Other real estate
Commercial	176	Sales comparison	Adjustment for differences
		approach	between comparable sales	(22.5)
Mortgage and installment	231	Sales comparison	Adjustment for differences
		approach	between comparable sales	(5.1)

2015
Capitalized mortgage loan servicing rights	$8,481	Present value of net	Discount rate	10.04%
		servicing revenue	Cost to service	$80
			Ancillary income	24
			Float rate	1.73%
Impaired loans
Commercial(1)	1,605	Sales comparison	Adjustment for differences
		approach	between comparable sales	(2.1)%
		Income approach	Capitalization rate	9.3
Mortgage	550	Sales comparison	Adjustment for differences
		approach	between comparable sales	0.7
Other real estate
Commercial	804	Sales comparison	Adjustment for differences
		approach	between comparable sales	(3.9)
Mortgage and installment	183	Sales comparison	Adjustment for differences
		approach	between comparable sales	75.6
(1)	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2016 and 2015, we had an impaired collateral dependent commercial relationship that totaled $0.2 million and $0.4 million, respectively that was primarily secured by collateral other than real estate. Collateral securing this relationship primarily included machinery and equipment and inventory at December 31, 2016 and 2015. Valuation techniques at December 31, 2016 and 2015, included appraisals and discounting restructuring firm valuations based on estimates of value recovery of each particular asset type. Discount rates used ranged from 0% to 100% of stated values.

Aggregate fair value and aggregate remaining contractual principal balance for loans held for sale

The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected for the periods presented.

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
September 30, 2017	$47,611	$1,150	$46,461
December 31, 2016	35,946	437	35,509

The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2016	$35,946	$437	$35,509
2015	27,866	714	27,152
2014	23,662	624	23,038